Schedule of trade and other receivables (Details) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Receivables
Trade receivables	$ 43,449	$ 253,461
Less: allowance for expected credit losses	(4,357)	(26,049)
Total trade receivables	39,092	227,412
Prepayments	24,992	32,944
Deposits	18,654	63,066
Goods and services tax (“GST”) receivables	23,716	69,795
Other receivables	20,593	45,230
Total other receivables	87,955	211,035
Total trade and other receivables	$ 127,047	$ 438,447